Note 4 - Warrant (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average			Weighted Average
	Number of Warrants	Exercise Price		Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	0.50	Balance, December 31, 2009
Granted	-	-	Granted	1,580,000	0.50
Cancelled	-	-	Cancelled	-	-
Exercised	-	-	Exercised	-	-
Balance, December 31, 2011 (audited) and September 30, 2012 (unaudited)	1,580,000	0.50	Balance, December 31, 2010	1,580,000	0.50
			Granted	-	-
			Balance, December 31, 2011	1,580,000	0.50